Consolidated Statements of Cash Flow - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	€ (33,530)	€ (21,913)	€ (15,013)
Reconciliation of net loss and the cash used for operating activities
Loss on exchange	3,159
Amortization and depreciation	532	425	288
Provision - non-current portion	57	31	20
Expense related to share-based payments	1,769	1,178	2,716
Interest expense	23	13	30
Income tax expense	(3)	10	(3)
Change in trade and payables in foreign currency	(38)
Operating cash flow before change in working capital	(28,031)	(20,255)	(11,962)
Increase in inventories	(31)	21	32
Increase in trade and other receivables	142	206	(319)
Increase in other current assets	(1,266)	1,181	(3,470)
Increase in trade and other payables	3,243	1,160	1,588
Increase in other current liabilities	1,241	154	(528)
Increase in provision - current portion		(81)	81
Change in working capital	3,329	2,641	(2,616)
Net cash flow used in operating activities	(24,702)	(17,614)	(14,578)
Cash flows from investing activities
Acquisition of property, plant and equipment	(1,664)	(1,726)	(220)
Acquisitions of intangible assets	(25)	(25)	(49)
Acquisition of other non-current financial assets	(102)	(40)	(15)
Disposal of property, plant and equipment	0	0	0
Disposal of non-current financial assets		5
Net cash flow used in investing activities	(1,791)	(1,786)	(284)
Cash flows from financing activities
Capital increases, net of transaction costs	177,576	9,239	23,544
Proceeds from borrowings	421	2,717
Repayment of borrowings	(452)	(563)	(85)
Treasury shares			64
Net cash flow from financing activities	177,545	11,393	23,524
Change rate effect on cash in foreign currency	(3,183)	19	(16)
Increase / Decrease in cash and cash equivalents	147,869	(7,988)	8,646
Net Cash and cash equivalents at the beginning of the period	37,646	45,634	36,988
Bank overdraft	11
Net Cash and cash equivalents at the closing of the period	185,525	37,646	45,634
Supplemental disclosure of cash flows information
Cash paid for interest	115	72	34
Cash paid for income tax	€ 0	€ 0	€ 0